Note 8 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2017	December 31, 2018
Lubricants	574	522
Consumable stores	71	65
Total	645	587